Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

11. Stockholders' Equity

Common Stock

The Company has authorized 150,000,000 shares of $0.001 par value common stock at December 31, 2010. In 2011, the stockholders approved an amendment to the Company's Certificate of Incorporation which increased the number of shares of common stock authorized for issuance from 150,000,000 to 250,000,000 shares. At March 30, 2012, the Company had 100,112,960 common shares outstanding.

Following the completion of the private placement financing in 2012, there are 32,806,874 shares of unissued and unreserved common stock available for future use.

Warrants

In December 2010, the Company completed the December 2010 Private Placement. The transaction consisted of Units that were comprised of one share of common stock and a warrant to purchase one share of common stock. Each warrant included in the Unit entitles the holder to purchase one share of common stock for $0.25 for a period of five years from the date of issuance. In addition, the Company issued 1,160,000 warrants to purchase common stock to the selling agent in the December 2010 Private Placement. An analysis was performed on the exercise and settlement provisions of the warrants issued in connection with the December 2010 Private Placement as of December 31, 2010. As a result, it was determined that they are not considered derivative instruments under ASC 815—Derivatives and Hedging, as they meet the scope exception since they are both indexed to the Company's own stock and are classified in stockholders' equity (deficit) in the Company's balance sheet. In addition, under GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. In this regard, we allocated the proceeds from the sale of the common stock based on the relative fair market value of the common stock and warrants using the Company's closing common stock price as of December 20, 2010 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

December 20, 2010
Dividend Yield	0.0%
Expected Volatility	146%
Risk Free Interest Rate	2.06%
Expected Option Terms (in years)	5

Based on this allocation, the relative fair values of the common stock and the warrants were $1,535,142 and $1,364,858, respectively.

The Company filed a Registration Statement covering the resale of the common stock and the shares of common stock issuable upon the exercise of the warrants in connection with the December 2010 Private Placement in January 2011.

At December 31, 2010 and 2011, there were 15,660,000 warrants to purchase shares of common stock outstanding.